Financial Assets and Liabilities - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands		Jun. 30, 2025		Dec. 31, 2024
Disclosure of financial assets and liabilities [line items]
Non current financial assets		$ 35,491		$ 7,521
Financial assets		258,799		289,061
Fair value		258,799		289,061
Financial liabilities		141,298		138,408
Fair value		142,130		138,581
Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value		231,707		264,862
Fair value		0		0
Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value		0		0
Fair value		0		0
Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value		0		0
Fair value		56,689		67,189
Non-current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Financial assets	[1]	35,491		7,521
Fair value	[1]	35,491		7,521
Non-current Financial Assets [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]	33,557		4,556
Non-current Financial Assets [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]			0
Non-current Financial Assets [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]			0
Trade Receivables [member]
Disclosure of financial assets and liabilities [line items]
Financial assets	[1]	8,776		6,714
Fair value	[1]	8,776		6,714
Trade Receivables [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]			0
Trade Receivables [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]			0
Trade Receivables [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]			0
Subsidies Receivables [member]
Disclosure of financial assets and liabilities [line items]
Financial assets	[1]	16,382		14,521
Fair value	[1]	16,382		14,521
Subsidies Receivables [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]			0
Subsidies Receivables [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]			0
Subsidies Receivables [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]			0
Current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Financial assets		138,341		117,055
Fair value		138,341		117,055
Current Financial Assets [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value		138,341		117,055
Current Financial Assets [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Current Financial Assets [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value		0		0
Cash and Cash Equivalents [member]
Disclosure of financial assets and liabilities [line items]
Financial assets		59,809		143,251
Fair value		59,809		143,251
Cash and Cash Equivalents [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value		59,809		143,251
Cash and Cash Equivalents [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Cash and Cash Equivalents [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Non Current Lease Debts [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		32,264		34,245
Fair value		32,264		34,245
Non Current Lease Debts [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Non Current Lease Debts [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Non Current Lease Debts [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Non-current Derivative Instruments (EIB warrants) [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		5,484		6,010
Fair value		5,484		6,010
Non-current Derivative Instruments (EIB warrants) [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Non-current Derivative Instruments (EIB warrants) [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Non-current Derivative Instruments (EIB warrants) [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value		5,484		6,010
Other Non-Current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		50,373		44,871
Fair value		51,205		45,038
Other Non-Current Financial Liabilities [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Other Non-Current Financial Liabilities [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Other Non-Current Financial Liabilities [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value		51,205		45,038
Current Lease Debts [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		7,477		8,385
Fair value		7,477		8,385
Current Lease Debts [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Current Lease Debts [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Current Lease Debts [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		18,230	[1]	16,134
Fair value		18,230	[1]	16,141
Current Financial Liabilities [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Current Financial Liabilities [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				0
Current Financial Liabilities [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value				16,141
Trade Payables [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities	[1]	17,522		18,664
Fair value	[1]	17,522		18,664
Trade Payables [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]			0
Trade Payables [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]			0
Trade Payables [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]			0
Other Current Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities	[1]	9,949		10,097
Fair value	[1]	9,949		10,097
Other Current Liabilities [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]			0
Other Current Liabilities [member] | Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]			0
Other Current Liabilities [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	[1]			0
Financial Liabilities at Fair Value through Profit or Loss, Category [Member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		5,484		6,010
Financial Liabilities at Fair Value through Profit or Loss, Category [Member] | Non Current Lease Debts [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		0		0
Financial Liabilities at Fair Value through Profit or Loss, Category [Member] | Non-current Derivative Instruments (EIB warrants) [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		5,484		6,010
Financial Liabilities at Fair Value through Profit or Loss, Category [Member] | Other Non-Current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		0		0
Financial Liabilities at Fair Value through Profit or Loss, Category [Member] | Current Lease Debts [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		0		0
Financial Liabilities at Fair Value through Profit or Loss, Category [Member] | Current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		0	[1]	0
Financial Liabilities at Fair Value through Profit or Loss, Category [Member] | Trade Payables [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities	[1]	0		0
Financial Liabilities at Fair Value through Profit or Loss, Category [Member] | Other Current Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities	[1]	0		0
Financial Liabilities at Amortised Cost, Category [Member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		135,814		132,397
Financial Liabilities at Amortised Cost, Category [Member] | Non Current Lease Debts [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		32,264		34,245
Financial Liabilities at Amortised Cost, Category [Member] | Non-current Derivative Instruments (EIB warrants) [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		0		0
Financial Liabilities at Amortised Cost, Category [Member] | Other Non-Current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		50,373		44,871
Financial Liabilities at Amortised Cost, Category [Member] | Current Lease Debts [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		7,477		8,385
Financial Liabilities at Amortised Cost, Category [Member] | Current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities		18,230	[1]	16,134
Financial Liabilities at Amortised Cost, Category [Member] | Trade Payables [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities	[1]	17,522		18,664
Financial Liabilities at Amortised Cost, Category [Member] | Other Current Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Financial liabilities	[1]	9,949		10,097
Financial Assets at Fair Value Through Profit or Loss, Category [Member]
Disclosure of financial assets and liabilities [line items]
Financial assets		229,659		264,862
Financial Assets at Fair Value Through Profit or Loss, Category [Member] | Non-current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Financial assets	[1]	33,557		4,556
Financial Assets at Fair Value Through Profit or Loss, Category [Member] | Trade Receivables [member]
Disclosure of financial assets and liabilities [line items]
Financial assets	[1]	0		0
Financial Assets at Fair Value Through Profit or Loss, Category [Member] | Subsidies Receivables [member]
Disclosure of financial assets and liabilities [line items]
Financial assets	[1]	0		0
Financial Assets at Fair Value Through Profit or Loss, Category [Member] | Current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Financial assets		136,293		117,055
Financial Assets at Fair Value Through Profit or Loss, Category [Member] | Cash and Cash Equivalents [member]
Disclosure of financial assets and liabilities [line items]
Financial assets		59,809		143,251
Financial Assets at Amortised Cost, Category [Member]
Disclosure of financial assets and liabilities [line items]
Financial assets		29,140		24,199
Financial Assets at Amortised Cost, Category [Member] | Non-current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Financial assets	[1]	1,934		2,965
Financial Assets at Amortised Cost, Category [Member] | Trade Receivables [member]
Disclosure of financial assets and liabilities [line items]
Financial assets	[1]	8,776		6,714
Financial Assets at Amortised Cost, Category [Member] | Subsidies Receivables [member]
Disclosure of financial assets and liabilities [line items]
Financial assets	[1]	16,382		14,521
Financial Assets at Amortised Cost, Category [Member] | Current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Financial assets		2,048		0
Financial Assets at Amortised Cost, Category [Member] | Cash and Cash Equivalents [member]
Disclosure of financial assets and liabilities [line items]
Financial assets		$ 0		$ 0

[1]	As of June 30, 2025 and December 31, 2024, the carrying amount of theses assets and liabilities on the statement of consolidated financial position is a reasonable approximation of their fair value.